TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Operating and capital loss carryforwards	$ 25,962	$ 22,332
Research and development	10,260	9,161
Employee benefits	1,286	1,629
Intangible assets	77	179
Operating lease liabilities	1,178	1,898
Stock based compensation expenses	1,481	1,883
Prepaid and withholding taxes	5,702	5,662
Other temporary differences mainly relating to reserve and allowances	563	438
Deferred tax asset before valuation allowance	46,509	43,182
Valuation allowance	(41,917)	(37,801)
Deferred tax asset net of valuation allowance	4,592	5,381
Deferred tax liability:
Intangible assets	3,354	3,423
Other temporary differences mainly relating to reserve and allowances	1,239	1,958
Net deferred tax asset	$ 0	$ 0